SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Galaxy Digital Holdings, LP
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS In March 2025, Galaxy entered into a 15-year agreement with CoreWeave to host high-performance computing and artificial intelligence infrastructure and deliver 133 MW of Critical IT Load at its Helios campus in West Texas.